Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 21,827,529	$ 20,211,875
Highly liquid investments	17,813,172	19,777,906
Cash and cash equivalents	$ 39,640,701	$ 39,989,781	$ 36,741,990	$ 60,621,631